Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
		Feb. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Earnings (Loss) Per Share [Abstract]
Net profit (loss) attributable to Technip Energies			€ 244.6	€ 206.8	€ 146.3
Weighted average number of ordinary shares outstanding (in shares)			178,573,624	179,813,880	179,813,880
Effect of dilutive instruments (in shares)			1,755,214	0	0
Weighted average number of diluted shares outstanding (in shares)			180,328,838	179,813,880	179,813,880
Earnings (loss) per share attributable to Technip Energies [Abstract]
Basic earnings (loss) per share attributable to Technip Energies (in euros per share)	[1]		€ 1.37	€ 1.15	€ 0.81
Diluted earnings (loss) per share attributable to Technip Energies (in euros per share)	[1]		1.36	€ 1.15	€ 0.81
Percentage of shares distributed to shareholders		50.10%
Average annual share price (in euros per share)			12.23
Closing price (in euros per share)			€ 12.82

[1]	For December 31, 2021, basic earnings per share has been calculated using the weighted average number of outstanding shares of 178,573,624 and diluted earnings per share has been calculated using the weighted average number of 180,328,838. For December 31, 2020 and 2019, earnings per share has been calculated using 179,813,880, shares which was the number of shares outstanding on February 16, 2021, the day on which 50.1% of the shares of the Group were distributed to the shareholders of TechnipFMC. The Group was previously wholly owned by TechnipFMC.